UNAUDITED QUARTERLY RESULTS OF OPERATIONS - DSS HOLDINGS L.P. AND SUBSIDIARIES (Details) - DSS holding - USD ($)	3 Months Ended							9 Months Ended		12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Voyage revenues	$ 97,531	$ 88,122	$ 89,820	$ 93,144	$ 73,009	$ 66,730	$ 70,060	$ 275,473,330	$ 209,799,333	$ 302,943,236	$ 303,797,183
Operating income (loss)	(20,985)	(13,417)	(11,238)	(5,832)	2,860	(56)	4,116	(45,639,857)	6,920,582	1,088,394	61,331,386
Net loss	(30,236)	(22,285)	(19,993)	(14,063)	(5,142)	(8,156)	(3,975)	(72,513,838)	(17,273,899)	(31,336,615)	23,821,237
Net income (loss) income attributable to noncontrolling interest	544	(262)	(417)	(336)	(184)	(326)	70	(134,987)	(440,325)	(776,252)	138,103
Net loss attributable to Diamond S Shipping Inc.	$ (30,780)	$ (22,023)	$ (19,576)	$ (13,727)	$ (4,958)	$ (7,830)	$ (4,045)	$ (72,378,851)	$ (16,833,574)	$ (30,560,363)	$ 23,683,134
Net loss per share - basic and diluted	$ (1.13)	$ (0.81)	$ (0.72)	$ (0.51)	$ (0.18)	$ (0.29)	$ (0.15)
Weighted average common shares outstanding - baisc and diluted	27,165,696	27,165,696	27,165,696	27,165,696	27,165,696	27,165,696	27,165,696